Non-current assets right of use (ROU)	12 Months Ended
Dec. 31, 2024
Non-current Assets Right Of Use
Non-current assets right of use (ROU)

8. Non-current assets right of use (ROU)

In February 2022, the Company entered into a four-year (i.e., 48-month) lease of an automobile, with an ending date of January 2026. The “base” annual lease payment is €13,967 payable monthly in the amount of €1,164. The lease payment will remain fixed for the four (4) years. The automobile lease was identified and accounted for as a finance type lease.

For the initial measurement, the calculation of the net present value of the right of use asset and liability was made by using the discounted rate of 6.25% and was determined to be approximately €49,320. Lessee initial direct costs were deemed not material. Other non-lease component costs for lease insurance were accounted for separately from the lease.

At December 31, 2024, the net present value of the ROU asset and liability amounted to approximately €14,600. The liability was determined to be €13,400 as a current liability and €1,200 as a long-term liability.